UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:

      /s/ David Craig              Ft. Smith, AR              February 8, 2007
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          157

Form 13F Information Table Value Total:  $   110,179
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
Combined Offices
31-Dec-06

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                                             Value     Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared   None
------------------------------   --------------  ---------  --------   -------  ---  ----  -------  -------- ------  ------  -------
3M CO                            COMMON STOCKS   88579y101    1190        15265 SH         Sole                 11542           3723
                                                               115         1465 SH         Defined                865            600
ABBOTT LABS                      COMMON STOCKS   002824100     651        13367 SH         Sole                  2243          11124
AFLAC INC.                       COMMON STOCKS   001055102     251         5464 SH         Defined                              5464
AGL RESOURCES                    COMMON STOCKS   001204106    1668     42872.44 SH         Sole              39382.44          13490
                                                               193         4950 SH         Defined               2450           2500
ALTRIA GROUP INC                 COMMON STOCKS   02209S103     356         4154 SH         Sole                  2904           1250
                                                               410         4772 SH         Defined               4472            300
Alltel Corp Com                  COM             020039103     109         1800 SH         Sole                  1600            200
                                                                97         1600 SH         Defined               1300            300
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109     486         8010 SH         Sole                  7910            100
                                                                18          300 SH         Defined                300
AMERICAN INTL GROUP              COMMON STOCKS   026874107    1675     23376.96 SH         Sole              17001.95           6375
                                                               553     7709.227 SH         Defined               4184       3525.227
AMGEN INC.                       COMMON STOCKS   031162100    1043        15275 SH         Sole                 11775           3500
                                                               169         2479 SH         Defined                550           1929
ANHEUSER BUSCH                   COMMON STOCKS   035229103     364         7395 SH         Sole                  5870           1525
                                                               151         3050 SH         Defined                200           2850
AON CORP                         COMMON STOCKS   037389103     854        24183 SH         Sole                 15800           8383
                                                                18          500 SH         Defined                500
Arkansas Best Corp Del Com       COM             040790107     266         7400 SH         Sole                  7400
AT&T Inc.                        COMMON STOCKS   001957505     940        26329 SH         Sole                 20071           6249
                                                               337         9424 SH         Defined               4578           4846
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103     854        17358 SH         Sole                 12108           5250
Aegon N.V.                       COMMON STOCKS   007924103     151         7947 SH         Sole                  7947
                                                                88         4638 SH         Defined                188           4450
Allegheny Technologies           COMMON STOCKS   01741R102     517         5700 SH         Sole                  5700
Analog Devices Inc.              COMMON STOCKS   032654105     342        10400 SH         Sole                  6300           4100
BANK OF AMERICA                  COMMON STOCKS   060505104    7461     139729.8 SH         Sole              85437.85          54295
                                                              3531        66137 SH         Defined               3225          62912
BB&T Corp.                       COMMON STOCKS   054937107     548        12482 SH         Defined               9232           3250
BED BATH & BEYOND INC            COMMON STOCKS   075896100     416        10925 SH         Sole                  8425           2500
                                                                 4          100 SH         Defined                100
BELLSOUTH                        COMMON STOCKS   079860102    1413        29984 SH         Sole                 20326           9658
                                                               450         9549 SH         Defined               5847           3702
BIOMET                           COMMON STOCKS   090613100    1377     33360.71 SH         Sole              22710.71          10650
                                                               134         3236 SH         Defined               2536            700
BP PLC-SPONS ADR                 COMMON STOCKS   055622104     101         1519 SH         Sole                  1494             25
                                                               263         3924 SH         Defined               1808           2116
BRISTOL-MEYERS SQUIBB            COMMON STOCKS   110122108     148         5600 SH         Sole                  4600           1000
                                                               218         8311 SH         Defined               5811           2500
Bancorpsouth Inc.                COMMON STOCKS   059692103     510        19017 SH         Sole                 19017
                                                                 5          200 SH         Defined                200
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100     511     11784.28 SH         Sole              8484.275           3300
                                                                87         2000 SH         Defined               2000
CHEVRON CORPORATION              COMMON STOCKS   166764100    1182        16079 SH         Sole                 11570           4509
                                                               683     9294.019 SH         Defined               1700       7594.019
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102     672        24592 SH         Sole                 20045           4547
                                                               176         6450 SH         Defined               2800           3650
CITIGROUP                        COMMON STOCKS   172967101     466         8374 SH         Sole                  5140           3234
                                                               708        12716 SH         Defined               2000          10716
COCA-COLA                        COMMON STOCKS   191216100    1523        31574 SH         Sole                 14252          17322
                                                               781        16223 SH         Defined               4000          12223
CONAGRA FOODS INC.               COMMON STOCKS   205887102     185         6850 SH         Sole                  5200           1650
                                                               103         3800 SH         Defined               1000           2800
CONOCOPHILLIPS                   COMMON STOCKS   20825c104    1842        25604 SH         Sole                 20360           5244
                                                               137         1902 SH         Defined                402           1500
CONSOLIDATED EDISON, INC.        COMMON STOCKS   209115104     301         6265 SH         Defined                              6265
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204       2         1372 SH         Sole                  1372
                                                                25        18134 SH         Defined                             18134
CVS CORP. DELAWARE               COMMON STOCKS   126650100     947        30650 SH         Sole                 20050          10600
                                                               172         5550 SH         Defined                600           4950
Capital One Financial            COMMON STOCKS   14040H105     567         7375 SH         Sole                  5875           1500
                                                                35          450 SH         Defined                200            250
Cousins Pptys Inc. Com           COMMON STOCKS   222795106     243         6900 SH         Sole                  6600            300
                                                                32          900 SH         Defined                900
DUKE ENERGY CORP.                COMMON STOCKS   26441C105    1543     42330.13 SH         Sole              30901.13          11429
                                                                83         2500 SH         Defined                700           1800
EMC CORP                         COMMON STOCKS   268648102     426        32262 SH         Sole                 21612          10650
                                                               102         7750 SH         Defined               1600           6150
Emerson Electric Co              COMMON          291011104     331         7880 SH         Defined               7880
Estee Lauder                     COMMON          518439104     237         5825 SH         Sole                  5425            400
                                                                 7          165 SH         Defined                165
EXXON MOBIL CORP                 COMMON STOCKS   30231g102    2117        27619 SH         Sole                 23199           4420
                                                              2971        38767 SH         Defined              10685          28082
GENERAL ELECTRIC                 COMMON STOCKS   369604103    3936     105762.8 SH         Sole              76454.78          29308
                                                              2515        67610 SH         Defined              17419          50191
GOODRICH, BF                     COMMON STOCKS   382388106     896     19666.86 SH         Sole              13302.86           6364
                                                                46         1000 SH         Defined               1000
Genuine Parts                    COMMON STOCKS   372460105     177         3740 SH         Sole                  1837           1903
                                                               478        10072 SH         Defined                             10072
HOME DEPOT                       COMMON STOCKS   437076102    2197     54702.33 SH         Sole              39546.33          15156
                                                               473        11784 SH         Defined               2697           9087
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106    1293        28575 SH         Sole                 20275           8300
                                                                 5          100 SH         Defined                100
Harris Corp.                     COMMON STOCKS   413875105     975        21268 SH         Sole                 21268
ING GP                           COMMON STOCKS   456837103     274         6200 SH         Defined                              6200
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101     158         1635 SH         Sole                  1635
                                                               132         1358 SH         Defined               1258            100
INTEL CORP                       COMMON STOCKS   458140100     632        31215 SH         Sole                 24515           6700
                                                                82         4082 SH         Defined                900           3182
INTERNATIONAL PAPER              COMMON STOCKS   460146103     945        27727 SH         Sole                 18677           9050
                                                                31          900 SH         Defined                500            400
J P MORGAN CHASE                 COMMON STOCKS   46625h100    1057      21879.4 SH         Sole              15269.79           6610
                                                               279         5785 SH         Defined               3430           2355
Jefferson Bancshares Inc/AR      COM                           202         7521 SH         Defined               7521
JOHNSON & JOHNSON                COMMON STOCKS   478160104    2211        33487 SH         Sole                 28726           4761
                                                               328     4970.968 SH         Defined               2970       2000.968
Kinder Morgan Energy Partners    COMMON STOCKS   494550106     500        10450 SH         Sole                  7850           2600
                                                                 5          100 SH         Defined                100
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104    1528        18682 SH         Sole                 12465           6217
                                                               176         2150 SH         Defined                750           1200
LINCOLN NATL                     COMMON STOCKS   534187109     239         3605 SH         Sole                  1676           1929
MEDTRONIC, INC.                  COMMON STOCKS   585055106     738        13800 SH         Sole                 10225           3575
                                                               118         2200 SH         Defined                700           1500
MERCK                            COMMON STOCKS   589331107     178         4105 SH         Sole                  4753           1200
                                                               118         2703 SH         Defined               1703           1000
MERRILL LYNCH                    COMMON STOCKS   590188108    1190        12781 SH         Sole                  9481           3300
                                                               107         1150 SH         Defined                200            950
Microsoft                        COM             594918104     344        11537 SH         Sole                 11337            200
                                                                44         1474 SH         Defined                              1474
Mission Oaks Bancorp             COM             605103100     460        46950 SH         Sole                 46950
MOTOROLA                         COMMON STOCKS   620076109     310        15100 SH         Sole                 11300           3800
                                                                 3          150 SH         Defined                               150
Oxford Inds                      COMMON STOCKS   691497309    1769        35621 SH         Sole                 35000            621
PEPSICO                          COMMON STOCKS   713448108    1944        31079 SH         Sole                 22979           8100
                                                               340         5429 SH         Defined               1666           3763
PFIZER                           COMMON STOCKS   717081103     962        37170 SH         Sole                 18200          18970
                                                              2827       109177 SH         Defined              10365          98812
PLUM CREEK TIMBER                COMMON STOCKS   729251108     598     15004.82 SH         Sole              10747.82           4257
                                                                40         1000 SH         Defined               1000
PROCTER & GAMBLE                 COMMON STOCKS   742718109    1748        27187 SH         Sole                 19655           7532
                                                               109         1695 SH         Defined                900            795
REGIONS FINANCIAL CORP           COMMON STOCKS   7591ep100    1414        37809 SH         Sole                 28191           9618
                                                               152         4076 SH         Defined               1541           2535
Royal Dutch Shell Cl A           COMMON STOCKS   780259206     131         1860 SH         Sole                  1860
                                                               208         2938 SH         Defined               2638            300
Raptor Networks Tech             COM             75382A107      43        50000 SH         Sole                 50000
S&P 500 DEPOSITARY RECEIPT       COMMON STOCKS   78462f103     701         4947 SH         Sole                  4947
SUNTRUST BANKS                   COMMON STOCKS   867914103    1552        18375 SH         Sole                  9855           8520
                                                              1984        23497 SH         Defined               3579          19918
Southern Company                 COMMON STOCKS   842587107     435        11802 SH         Sole                  7502           4300
                                                               588        15955 SH         Defined               2865          13090
Synovus Financial                COMMON STOCKS   87161C105     128         4164 SH         Sole                  2500           1664
                                                               400        12980 SH         Defined                             12980
TEPPCO PARTNERS                  COMMON STOCKS   872384102     445        11050 SH         Sole                  8750           2300
                                                                78         1950 SH         Defined               1950
TXU CORP                         COMMON STOCKS   873168108     178         3279 SH         Sole                  2729            550
                                                               130         2400 SH         Defined                200           2200
TYCO INTERNATIONAL               COMMON STOCKS   902124106     515        16950 SH         Sole                 14700           2250
                                                               150         4939 SH         Defined               1975           2964
UNITED TECHNOLOGIES              COMMON STOCKS   913017109      56          890 SH         Sole                   890
                                                               528     8452.505 SH         Defined               1200       7252.505
USG Corp.                        COMMON STOCKS                 219         4000 SH         Defined                              4000
Unitedhealth Group               COMMON STOCKS   91324P102     318         5910 SH         Defined                              5910
VERIZON                          COMMON STOCKS   92343v104     976        26208 SH         Sole                 21067           5141
                                                               207         5545 SH         Defined               1123           4422
VULCAN MATERIALS CO              COMMON STOCKS   929160109     566         5300 SH         Sole                  4300           2000
WACHOVIA CORP                    COMMON STOCKS   929903102    2152     37789.01 SH         Sole                 16029       21760.01
                                                              3619        63547 SH         Defined              18916          44631
WAL-MART STORES                  COMMON STOCKS   931142103     803        17391 SH         Sole                 14341           3050
                                                               839        18181 SH         Defined              16481           1700
Wells Fargo & Co.                COM             949740104     187         5270 SH         Sole                  4870            400
                                                                43         1200 SH         Defined                600            600
WYETH                            COMMON STOCKS   983024100     728        14300 SH         Sole                  7800           6500
                                                              4142        81346 SH         Defined               6450          74896
Washington Mutual Inc            COMMON STOCKS   939322103     205         4511 SH         Sole                  4210            301